PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 406,205	$ 358,244
Accumulated depreciation	268,420	216,597
Depreciated cost	137,785	141,647
Computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Property and equipment gross	192,898	187,405
Accumulated depreciation	147,618	136,748
Internal use software
Property, Plant and Equipment [Line Items]
Property and equipment gross	145,914	105,297
Accumulated depreciation	75,743	41,622
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment gross	10,417	9,943
Accumulated depreciation	6,733	5,418
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment gross	56,976	55,599
Accumulated depreciation	$ 38,326	$ 32,809